Contingent Consideration	6 Months Ended
Jun. 30, 2024
Contingent Consideration [Abstract]
CONTINGENT CONSIDERATION

11. CONTINGENT CONSIDERATION

On June 21, 2024, the Company entered into an escrow agreement (the “Escrow Agreement”) with Mr. Wellen Sham, Yuanmei Ma and CST, pursuant to which, among other things, (1) CST will act as the escrow agent under the Escrow Agreement; (2) at the closing of the Business Combination, the Company deposited with CST 20,000,000 shares of common stock as Earnout Shares, to be held by CST in a segregated escrow account (“Earnout Escrow Account”); and (3) if any portion of the Earnout Shares becomes eligible for release in accordance with the terms of the Escrow Agreement, CST will release the applicable portion of the Earnout Shares from the Earnout Escrow Account in accordance with the terms of the Escrow Agreement and disburse to each eligible recipient the applicable portion of Earnout Shares therefrom.

The Earnout Shares shall be released or otherwise forfeited as follows: (i) an aggregate of 5,000,000 Earnout Shares (the “Tranche 1 Earnout Shares”) will be vested, if and only if, on the occurrence that the amount of sales/revenues of the Company for any of the fiscal years (such fiscal year is referred to as “Tranche 1 Fiscal Year”) ending from December 31, 2023 to December 31, 2025 is no less than $42,200,000 as evidenced by the audited financial statements of the Company prepared in accordance with U.S. GAAP for the Tranche 1 Fiscal Year that is contained in an annual report on Form 10-K filed by the Company with the SEC (the “Tranche 1 Annual Report”); (ii) an aggregate of 15,000,000 Earnout Shares (the “Tranche 2 Earnout Shares”) will be vested, if and only if, on the occurrence that the amount of sales/revenues of the Company for any of the fiscal years (such fiscal year is referred to as “Tranche 2 Fiscal Year”) ending from December 31, 2023 to December 31, 2026 is no less than $415,000,000 as evidenced by the audited financial statements of the Company prepared in accordance with U.S. GAAP for the Tranche 2 Fiscal Year that is contained in an annual report on Form 10-K filed by the Company with the SEC (the “Tranche 2 Annual Report”); (iii) Within five (5) business days following the determination that all or any portion of the Tranche 1 Earnout Shares or Tranche 2 Earnout Shares become vested, the Company, together with Mr. Sham and Ms. Ma, shall instruct the Escrow Agent to irrevocably and unconditionally release the vested tranche of Earnout Shares from the Escrow Account in accordance with the terms of the Escrow Agreement to certain of the Company’s shareholders. Each tranche of Earnout Shares may be released only once, but more than one tranche can be released in any year in accordance with the Escrow Agreement.

The Earnout Shares are determined as contingent consideration in connection with the reverse recapitalization. In addition, the issuance of Earnout Shares does not meet any condition to be classified as a liability under ASC 815, thus it should be classified as an equity financial instrument, and measure at fair value using the quoted market price on grant date, June 11, 2024, which was $2.56 per share.

For the six months ended June 30, 2024, the sales/revenues condition described above was not met based on the consolidated statements of income. Currently the Company could not reasonably assess the performance condition for the year ending December 31, 2024 and thereafter. The Company will recognize share-based compensation expenses with corresponding account charged to additional paid-in capital upon the vesting of Earnout Shares.